Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT LARGE CAP GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
SIT MUTUAL FUNDS INC | Sit Small Cap Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT SMALL CAP DIVIDEND GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks to provide current income that exceeds the Fund’s benchmark index and that grows over a period of years.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Secondarily the Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.17% (both classes) of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.17%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in small cap dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, U.S. Treasury securities (including Treasury bills, notes and bonds), closed-end investment companies, and master limited partnerships.

The Fund’s benchmark index to be used in connection with the Fund’s investment objective is the Russell 2000® Index, and such benchmark index may be changed from time to time with approval of the Fund’s Board of Directors. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization).

Small cap stocks are issued by companies with capitalizations at the time of purchase of up to $3 billion, or up to the market capitalization of the largest company included in the Russell 2000® Index measured at the end of the previous twelve months. As of September 30, 2019, the market capitalization of the largest company included in the Russell 2000® Index measured at the end of the previous twelve months was $10.3 billion.

The Adviser invests in dividend paying, growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
  a record of paying dividends,
  strong prospects for growing dividend payments indicated in part by growing earnings and cash flow, unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the Russell 2000® Index, but with a higher dividend yield and greater prospects for dividend growth.

The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.

The Fund may invest in open-end investment companies (mutual funds) and closed-end investment companies which invest in the same types of securities in which the Fund may invest directly.

		When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.
  Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity or trading opportunities at a favorable price or time.
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.
  Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares.

The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares; after-tax returns for Class S shares will vary.

		The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800-332-5580.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-332-5580
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for calendar years ended December 31 (Class I)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of 9/30/19 (not annualized) was 19.31%. Best Quarter: 13.22% (1Q19) Worst Quarter: -16.82% (4Q18)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares; after-tax returns for Class S shares will vary.
SIT MUTUAL FUNDS INC | Sit Small Cap Dividend Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	555
10 Years	rr_ExpenseExampleYear10	$ 1,229
2016	rr_AnnualReturn2016	20.59%
2017	rr_AnnualReturn2017	13.69%
2018	rr_AnnualReturn2018	(17.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.82%)
1 Year	rr_AverageAnnualReturnYear01	(17.07%)
5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	1.64%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
SIT MUTUAL FUNDS INC | Sit Small Cap Dividend Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	$ 1,518
1 Year	rr_AverageAnnualReturnYear01	(17.29%)
5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	1.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
SIT MUTUAL FUNDS INC | Sit Small Cap Dividend Growth Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.56%)
5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	1.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
SIT MUTUAL FUNDS INC | Sit Small Cap Dividend Growth Fund | Return after taxes on distributions and sale of Fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.72%)
5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	1.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
SIT MUTUAL FUNDS INC | Sit Small Cap Dividend Growth Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	3.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015

[1]	The Adviser has agreed to reduce the management fee to 1.00% through June 30, 2021. The Adviser may elect to extend, modify or terminate the fee waiver at that time.
[2]	March 31, 2015